Annual Total Returns[BarChart] - Senior Floating Rate Plus Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total					0.75%	(3.44%)	13.18%	3.74%	(1.70%)	4.17%